Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/29/20 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.15% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.7%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$5,385,036
4.00%, 10/1/35	A+/F	4,280,000	5,001,180

			10,386,216
District of Columbia (1.2%)
Metro. Washington, Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/49	Aa3	10,000,000	12,698,900

			12,698,900
Guam (0.2%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	516,055
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	1,300,000	1,335,139
5.00%, 10/1/34	Baa2	700,000	761,250

			2,612,444
New York (99.3%)
Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,267,166
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/33	BBB+	325,000	379,262
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/32	BBB+	495,000	578,610
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/31	A	700,000	860,706
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/30	BBB+	250,000	293,008
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/30	A	350,000	431,568
Brookhaven, Local Dev. Corp. Rev. Bonds, (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,437,480
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,191,580
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	5,088,112
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,296,940
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	576,625
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,719,575
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	475,588
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	288,150
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,212,960
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,389,398
5.00%, 7/1/40	A+	3,175,000	3,753,644
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,296,652
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,146,480
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	673,580
(YMCA of Greater NY), 5.00%, 8/1/32 (Prerefunded 8/1/22)	A-	1,740,000	1,914,157
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	1,183,640
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	535,788
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	350,256
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	151,916
Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,299,474
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,974,070
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	2,980,000	3,045,292
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	363,717
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	A3	2,250,000	2,600,595
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	651,135
5.00%, 9/1/38	Aa1	1,500,000	1,905,075
5.00%, 9/1/37	Aa1	1,000,000	1,270,780
5.00%, 9/1/36	Aa1	1,500,000	1,911,015
5.00%, 9/1/35	Aa1	1,250,000	1,595,613
Geneva, Dev. Corp. Rev. Bonds, (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,283,260
5.00%, 9/1/32	A	2,000,000	2,199,860
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	637,152
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,219,780
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,217,670
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,615,008
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,255,717
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,463,532
(Molloy College), 5.00%, 7/1/38	BBB	865,000	1,070,334
(Molloy College), 5.00%, 7/1/38	BBB	480,000	581,189
(Molloy College), 5.00%, 7/1/37	BBB	315,000	382,419
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	257,818
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	265,016
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	298,257
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	260,060
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	202,579
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	684,119
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	1,174,000
Hempstead, Union Free School Dist. G.O. Notes, 2.50%, 6/25/20	A-	7,750,000	7,786,503
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa2	1,180,000	1,232,286
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa2	1,920,000	2,011,834
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	6,109,195
5.25%, 10/1/35	A3	4,000,000	5,784,040
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	5,161,987
Ser. B, 5.00%, 9/1/46	A2	2,500,000	3,015,200
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,356,760
Ser. A, 5.00%, 9/1/44	A2	8,500,000	9,797,525
5.00%, 9/1/42	A2	2,000,000	2,474,780
Ser. B, 5.00%, 9/1/41	A2	5,250,000	6,371,190
Ser. A, 5.00%, 9/1/39	A2	8,800,000	10,234,400
5.00%, 9/1/37	A2	1,000,000	1,249,660
5.00%, 9/1/36	A2	1,000,000	1,252,820
Ser. B, 5.00%, 9/1/36	A2	1,500,000	1,838,250
5.00%, 9/1/35	A2	1,000,000	1,255,250
5.00%, 9/1/34	A2	1,000,000	1,257,460
5.00%, 9/1/33	A2	500,000	630,180
Ser. A, 4.00%, 9/1/35	A2	8,000,000	9,470,240
AGM, zero %, 6/1/28	AA	2,510,000	2,210,883
Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	A1	3,305,000	3,659,065
Ser. D, 5.00%, 11/15/38	A1	4,070,000	4,654,289
Ser. B, 5.00%, 11/15/33	A1	5,220,000	6,454,165
Ser. D-1, 5.00%, 11/15/33	A1	960,000	1,126,541
Ser. A-1, 4.00%, 11/15/45	A1	10,000,000	11,847,600
Ser. A-1, AGM, 4.00%, 11/15/42	AA	10,000,000	11,960,600
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.60%, 11/1/26	AA	4,425,000	4,440,974
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	7,147,728
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,375,035
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,387,495
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	A-	3,000,000	3,622,830
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,181,840
(Rochester Gen. Hosp.), 5.00%, 12/1/35	A-	600,000	733,866
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,205,700
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,368,950
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	927,512
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	3,143,988
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	992,715
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	875,925
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,171,710
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,174,440
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,765,800
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,888,480
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,180,300
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,105,245
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa2	2,050,000	2,192,086
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37 (Prerefunded 7/1/22)	A3	1,000,000	1,096,660
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,557,112
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,725,825
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa2	1,255,000	1,355,425
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,564
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	401,387
Niagara Area Dev. Corp. Rev. Bonds, (Niagara U.), Ser. A
5.00%, 5/1/42 (Prerefunded 5/1/22)	BBB+	1,000,000	1,089,800
5.00%, 5/1/35 (Prerefunded 5/1/22)	BBB+	1,670,000	1,819,966
5.00%, 5/1/30 (Prerefunded 5/1/22)	BBB+	2,230,000	2,430,254
Niagara Area Dev. Corp. Solid Waste Disp. Fac. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 4.75%, 11/1/42	B1	5,000,000	5,398,500
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	541,730
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,298,222
5.00%, 4/1/37	A3	1,000,000	1,256,460
5.00%, 4/1/35	A3	200,000	252,468
5.00%, 4/1/28	A3	2,560,000	2,931,430
5.00%, 4/1/27	A3	875,000	1,004,203
5.00%, 4/1/24	A3	2,000,000	2,297,900
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43	Aa1	9,440,000	11,872,027
Ser. E-1, 5.00%, 3/1/39	Aa1	5,000,000	6,329,600
Ser. B-1, 5.00%, 12/1/35	Aa1	2,000,000	2,504,460
Ser. E, 5.00%, 8/1/34	Aa1	6,360,000	7,908,660
Ser. A-1, 5.00%, 8/1/32 (Prerefunded 8/1/21)	Aa1	5,000,000	5,305,700
Ser. A, 4.00%, 8/1/40	Aa1	10,000,000	12,024,200
NY City, VRDN
Ser. I-2, 1.22%, 3/1/40	VMIG 1	5,650,000	5,650,000
Ser. I-8, 1.19%, 4/1/36	VMIG 1	5,655,000	5,655,000
Ser. I-3, 1.18%, 4/1/36	VMIG 1	3,500,000	3,500,000
NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,135,240
(Sustainable Neighborhood Bonds), Ser. A-1, 4.15%, 11/1/38(T)	Aa2	25,000,000	28,133,364
(Sustainable Neighborhood Bonds), Ser. C-1-A, 1.375%, 5/1/20	AA+	1,105,000	1,105,818
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,009,860
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24	Baa2	3,500,000	3,540,320
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,618,965
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	6,042,760
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	14,877,738
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,817,100
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,800,720
Ser. BB-1, 4.00%, 6/15/49	Aa1	15,000,000	17,893,800
Ser. AA, 4.00%, 6/15/40	Aa1	6,000,000	7,279,200
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.18%, 6/15/43	VMIG 1	2,000,000	2,000,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. A-1, 5.00%, 8/1/42	AAA	5,000,000	6,332,450
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	6,130,644
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	8,072,654
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,275,356
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,922,490
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	6,159,950
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,226,780
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,405,857
Ser. A2, 5.00%, 5/1/35	AAA	5,855,000	7,714,255
Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,914,198
Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	3,196,648
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,855,250
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,408,676
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	9,769,955
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,179,725
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	4,189,413
Ser. S-3A, 5.00%, 7/15/34	Aa2	4,250,000	5,508,340
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	AA-	1,915,000	2,156,060
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	AA-	1,250,000	1,411,138
(Whitney Museum of American Art), 5.00%, 7/1/31	A+	2,000,000	2,066,440
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	852,508
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	70,000	70,123
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,251,813
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BBB	3,300,000	3,521,892
Ser. B, 5.00%, 6/1/41	BBB+	250,000	278,715
Ser. B, 5.00%, 6/1/36	A-	265,000	299,196
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,617,130
zero %, 11/15/50	Aa3	7,000,000	3,353,490
NY State Dorm. Auth. Non-State Supported Debt Mandatory Put Bonds (5/1/26), (Northwell Hlth. Oblig. Group), Ser. B-3, 5.00%, 5/1/48	A3	2,000,000	2,434,840
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A	1,500,000	1,525,665
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,188,010
(Fordham U.), Ser. A, U.S. Govt. Coll., 5.50%, 7/1/36 (Prerefunded 7/1/21)	A2	1,800,000	1,916,694
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	842,905
(St. Joseph's College), 5.25%, 7/1/35	Ba1	2,000,000	2,014,620
(Manhattan Marymount College), 5.25%, 7/1/29	Baa2	2,000,000	2,037,800
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,012,090
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,124
(NYU), Ser. A, 5.00%, 7/1/42	Aa2	10,485,000	13,797,631
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,897,725
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,266,760
(St. Francis College), 5.00%, 10/1/40	BBB+	3,000,000	3,061,440
(Pratt Institute), 5.00%, 7/1/39	A2	2,750,000	3,309,873
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A2	1,000,000	1,150,940
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,657,726
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,566,610
Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,303,460
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36 (Prerefunded 1/1/22)	Aa3	1,125,000	1,212,694
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,420,360
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	381,203
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A2	1,000,000	1,160,280
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	3,005,833
Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,311,130
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A	360,000	440,341
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,984,550
(St. Francis College), 5.00%, 10/1/32	BBB+	2,360,000	2,412,298
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,059
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,270,900
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A	1,000,000	1,230,230
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,094,270
Ser. A, 4.00%, 7/1/53	A	4,000,000	4,711,280
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/50	BBB	2,350,000	2,725,507
(Fordham University), 4.00%, 7/1/50	A2	5,500,000	6,463,490
(Fordham University), 4.00%, 7/1/46	A2	5,500,000	6,493,630
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/45	BBB	1,750,000	2,047,308
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	5,770,000	6,804,792
Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,213,740
Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,456,335
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	5,178,103
5.00%, 12/1/36	Baa3	700,000	845,264
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.25%, 3/15/37	Aa1	7,105,000	9,346,556
Ser. C, 5.00%, 3/15/41	Aa1	10,000,000	10,442,200
(Group C), Ser. B, 5.00%, 2/15/41	Aa1	5,000,000	5,914,550
(Bidding Group No. 3 Bonds), Ser. B, 5.00%, 2/15/41	Aa1	9,920,000	12,371,034
(Bidding Group No. 3 Bonds), Ser. B, 5.00%, 2/15/39	Aa1	3,000,000	3,763,410
(Group B), Ser. B, 5.00%, 2/15/34	Aa1	1,000,000	1,191,630
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	9,283,440
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	8,376,330
Ser. E, 5.00%, 3/15/38	Aa1	10,000,000	12,955,800
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,500,000	6,309,545
NY State Env. Fac. Corp. Rev. Bonds, (United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A	5,000,000	5,093,850
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (5/1/20), (Waste Management, Inc.), 1.10%, 5/1/30	A-	4,000,000	4,000,840
NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.), Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,681,156
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,076,380
(1 World Trade Ctr. Port Auth.), 5.00%, 12/15/41	Aa3	7,500,000	8,054,850
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,211,756
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,678,050
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69	Baa2	11,000,000	11,756,030
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	591,905
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	17,999,512
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	1,340,000	1,411,167
NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,133,820
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,392,720
Ser. B, 4.00%, 1/1/45	A2	4,000,000	4,755,840
Ser. B, 4.00%, 1/1/41	A2	5,000,000	6,001,500
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	A2	1,000,000	1,158,810
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	1,000,000	1,151,140
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,887,200
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,475,720
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/33	Baa3	2,500,000	3,100,525
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	6,000,000	7,456,560
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,570,695
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,654,020
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	7,877,221
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.), Ser. A, AGM
4.00%, 12/1/49	AA	4,000,000	4,651,880
4.00%, 12/1/38	AA	1,250,000	1,484,200
4.00%, 12/1/37	AA	1,000,000	1,190,690
4.00%, 12/1/36	AA	1,250,000	1,493,800
4.00%, 12/1/35	AA	1,000,000	1,197,970
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,654,113
Onondaga Cnty., Trust For Cultural Resources Rev. Bonds, (Syracuse U.), 5.00%, 12/1/36	Aa3	2,000,000	2,148,180
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.375%, 7/1/40	Baa2	3,900,000	3,956,238
Ser. B, 5.00%, 7/1/35(FWC)	Baa2	410,000	537,637
5.00%, 7/1/34	Baa2	445,000	525,727
Ser. B, 5.00%, 7/1/34(FWC)	Baa2	285,000	374,980
Ser. B, 5.00%, 7/1/33(FWC)	Baa2	305,000	402,304
5.00%, 7/1/32	Baa2	1,635,000	1,776,689
Ser. B, 5.00%, 7/1/32(FWC)	Baa2	265,000	350,720
Ser. B, 4.00%, 7/1/39(FWC)	Baa2	500,000	594,265
Ser. B, 4.00%, 7/1/38(FWC)	Baa2	200,000	238,116
Ser. B, 4.00%, 7/1/37(FWC)	Baa2	215,000	256,856
Ser. B, 4.00%, 7/1/36(FWC)	Baa2	425,000	509,052
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	Baa2	3,000,000	3,423,120
Port Auth. of NY & NJ Rev. Bonds
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	6,202,900
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,612,213
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	3,086,600
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,338,340
Ser. 217, 4.00%, 11/1/39	Aa3	3,250,000	3,950,928
Ser. 217, 4.00%, 11/1/38	Aa3	4,600,000	5,605,928
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	4,644,550
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	3,632,895
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	691,692
5.00%, 6/1/25	Ba1	230,000	264,866
5.00%, 6/1/24	Ba1	460,000	518,024
5.00%, 6/1/23	Ba1	1,125,000	1,236,026
5.00%, 6/1/22	Ba1	1,070,000	1,146,698
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,767,238
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,487,353
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.), Ser. A
5.25%, 9/1/33	Baa1	1,050,000	1,124,540
5.00%, 9/1/41	Baa1	1,750,000	1,856,803
Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,995,360
Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds, (Peconic Landing Southold), 6.00%, 12/1/40 (Prerefunded 12/1/20)	BBB-/F	1,225,000	1,272,542
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	825,000	833,135
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN, (Syracuse U.), Ser. A-2, 1.16%, 12/1/37	VMIG 1	5,000,000	5,000,000
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41 (Prerefunded 1/1/21)	AAA/P	1,000,000	1,038,590
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,877,475
(Ithaca College), 5.00%, 7/1/41	A2	715,000	888,595
(Ithaca College), 5.00%, 7/1/37	A2	250,000	313,520
(Ithaca College), 5.00%, 7/1/35	A2	150,000	189,075
(Ithaca College), 5.00%, 7/1/34	A2	150,000	189,533
Triborough Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,692,544
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,588,913
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,254,700
Ser. B, zero %, 11/15/32	Aa3	3,900,000	3,112,395
Ser. A, zero %, 11/15/30	A1	7,000,000	5,778,080
Triborough Bridge & Tunnel Auth. VRDN
Ser. F, 1.18%, 11/1/32	VMIG 1	13,875,000	13,875,000
Ser. B-2, 1.18%, 1/1/32	VMIG 1	5,590,000	5,590,000
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39(FWC)	A3	1,250,000	1,624,225
5.00%, 9/1/38(FWC)	A3	1,300,000	1,693,419
5.00%, 9/1/37(FWC)	A3	1,375,000	1,796,960
5.00%, 9/1/36(FWC)	A3	1,500,000	1,966,785
5.00%, 9/1/35(FWC)	A3	1,000,000	1,314,500
5.00%, 9/1/34(FWC)	A3	2,250,000	2,964,398
5.00%, 9/1/32(FWC)	A3	1,625,000	2,150,964
5.00%, 9/1/31(FWC)	A3	1,500,000	1,991,850
5.00%, 9/1/30(FWC)	A3	1,000,000	1,331,310
4.00%, 9/1/40(FWC)	A3	1,375,000	1,607,788
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	15,490,000	17,974,131
Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	393,083
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,112,098
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	5,098,788
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/47	BBB	1,000,000	1,204,890
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	4,028,045
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,496,067
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,414,625
Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,400,000	2,834,136
Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,729,496
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,581,863
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	465,000	535,880
5.00%, 10/15/49	BB/P	640,000	743,322
5.00%, 10/15/39	BB/P	420,000	495,865
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	CCC+	1,745,000	1,745,000

			1,071,793,631
Ohio (0.9%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	8,000,000	9,497,426

			9,497,426
Puerto Rico (0.1%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	Baa2	365,000	368,749
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	Baa2	635,000	644,595
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	2,392,548	643,260

			1,656,604

Total municipal bonds and notes (cost $1,024,931,829)			$1,108,645,221

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$1,072,782

Total Unitized trust (cost $1,816,443)		$1,072,782

SHORT-TERM INVESTMENTS (1.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.74%(AFF)	Shares	9,926,917	$9,926,917
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	220,000	220,000
U.S. Treasury Bills 1.574%, 5/21/20(SEG)		$188,000	187,469
U.S. Treasury Bills 1.547%, 6/4/20(SEG)(SEGSF)		411,000	409,656
U.S. Treasury Bills 1.534%, 7/16/20(SEG)(SEGSF)		215,000	214,054

Total short-term investments (cost $10,957,402)			$10,958,096
TOTAL INVESTMENTS

Total investments (cost $1,037,705,674)			$1,120,676,099

FUTURES CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Short)	67	$11,406,750	$11,406,750	Jun-20	$(238,838)
U.S. Treasury Bond Ultra 30 yr (Short)	77	15,977,500	15,977,500	Jun-20	(364,119)

Unrealized appreciation					—

Unrealized (depreciation)					(602,957)

Total					$(602,957)

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$21,600,000	$1,041,293	(E)	$—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	$(1,041,293)
	40,000,000	909,200	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	909,200
	75,775,000	1,635,906	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	1,635,906
	22,310,000	2,008,033	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	(2,008,033)

	Upfront premium received			—		Unrealized appreciation		2,545,106

	Upfront premium (paid)			—		Unrealized (depreciation)		(3,049,326)

	Total			$—			Total	$(504,220)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$8,115,000	$91,472	$—	4/16/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$91,472
Citibank, N.A.
3,250,000	160,872	—	6/4/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	160,872
1,625,000	83,189	—	5/21/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	83,189
Morgan Stanley & Co. International PLC
8,115,000	90,385	—	4/21/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	90,385
2,042,000	100,464	—	5/21/20	—	1.85% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	100,464
2,042,000	104,536	—	5/21/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	104,536

Upfront premium received		—	Unrealized appreciation			630,918

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$630,918

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,079,650,483.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
	Short-term investments
	Putnam Short Term Investment Fund**	$5,808,982	$73,538,682	$69,420,747	$31,678	$9,926,917

	Total Short-term investments	$5,808,982	$73,538,682	$69,420,747	$31,678	$9,926,917
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $538,964.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $261,788.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $54,995,309 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.15%, 1.52% and 1.46%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.3%
	Transportation	17.9
	Tax bonds	15.7
	Utilities	12.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $260,159 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $261,788 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $28,133,364 were held by the TOB trust and served as collateral for $16,696,410 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $38,853 for these investments based on an average interest rate of 1.14%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,108,645,221	$—
Unitized trust	—	—	1,072,782
Short-term investments	10,146,917	811,179	—

Totals by level	$10,146,917	$1,109,456,400	$1,072,782
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(602,957)	$—	$—
Interest rate swap contracts	—	(504,220)	—
Total return swap contracts	—	630,918	—

Totals by level	$(602,957)	$126,698	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC interest rate swap contracts (notional)	$160,700,000
OTC total return swap contracts (notional)	$22,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com